Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Not later than one year [member]
Disclosure of significant accounting policies [line items]
Short term leases term	12 months
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Lease rent term	30 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Lease rent term	70 years
Components related to overhaul costs [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for depreciation using straight line method	6 years
Components related to overhaul costs [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for depreciation using straight line method	12 years